Adoption of IFRS 15 - Consolidated Statement of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Cash	$ 425		$ 442	$ 603	$ 603
Cash equivalents	0		183	250	250
Trade and other receivables	3,006		3,129	2,988
Inventory	432		380	403
Contract assets	987		832	738
Contract costs	370		350	343
Prepaid expenses	244		217	231
Other current assets	329		122	198
Total current assets	5,793		5,655	5,754
Contract assets	506		431	383
Contract costs	337		286	275
Property, plant and equipment	24,844		24,029	22,341	22,341
Intangible assets	13,205		13,258	11,998	11,998
Deferred tax assets	112		144	89
Investments in associates and joint ventures	798		814	852
Other non-current assets	847		757	897
Goodwill	10,658		10,428	8,958
Total non-current assets	51,307		50,147	45,793
Total assets	57,100		55,802	51,547
Trade payables and other liabilities	3,941		3,875	3,671
Contract liabilities	703		693	645
Interest payable	196		168	156
Dividends payable	691		678	617
Current tax liabilities	253		140	122
Debt due within one year	4,645		5,178	4,887
Total current liabilities	10,429		10,732	10,098
Contract liabilities	196		201	203
Long-term debt	19,760		18,215	16,572
Deferred tax liabilities	3,163		2,870	2,585
Post-employment benefit obligations	1,866		2,108	2,105
Other non-current liabilities	997		1,051	1,068
Total non-current liabilities	25,982		24,445	22,533
Total liabilities	36,411		35,177	32,631
Contributed surplus	1,170		1,162	1,160
Accumulated other comprehensive (loss) income	90		(17)	46
Deficit	(4,937)		(4,938)	(4,978)
Total equity attributable to BCE shareholders	20,363		20,302	18,602
Non-controlling interest	326		323	314
Total equity	20,689	$ 20,621	20,625	18,916	$ 18,916
Total liabilities and equity	57,100		55,802	51,547
Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Shares	4,004		4,004	4,004
Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares	$ 20,036		20,091	18,370
2017 as previously reported
Disclosure of initial application of standards or interpretations [line items]
Total equity			20,625
IFRS 15 | 2017 as previously reported
Disclosure of initial application of standards or interpretations [line items]
Cash			442	603
Cash equivalents			183	250
Trade and other receivables			3,135	2,979
Inventory			380	403
Contract assets			0	0
Contract costs			0	0
Prepaid expenses			375	420
Other current assets			124	200
Total current assets			4,639	4,855
Contract assets			0	0
Contract costs			0	0
Property, plant and equipment			24,033	22,346
Intangible assets			13,305	11,998
Deferred tax assets			144	89
Investments in associates and joint ventures			814	852
Other non-current assets			900	1,010
Goodwill			10,428	8,958
Total non-current assets			49,624	45,253
Total assets			54,263	50,108
Trade payables and other liabilities			4,623	4,326
Contract liabilities			0	0
Interest payable			168	156
Dividends payable			678	617
Current tax liabilities			140	122
Debt due within one year			5,178	4,887
Total current liabilities			10,787	10,108
Contract liabilities			0	0
Long-term debt			18,215	16,572
Deferred tax liabilities			2,447	2,192
Post-employment benefit obligations			2,108	2,105
Other non-current liabilities			1,223	1,277
Total non-current liabilities			23,993	22,146
Total liabilities			34,780	32,254
Contributed surplus			1,162	1,160
Accumulated other comprehensive (loss) income			(17)	46
Deficit			(6,080)	(6,040)
Total equity attributable to BCE shareholders			19,160	17,540
Non-controlling interest			323	314
Total equity			19,483	17,854
Total liabilities and equity			54,263	50,108
IFRS 15 | 2017 as previously reported | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Shares			4,004	4,004
IFRS 15 | 2017 as previously reported | Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares			20,091	18,370
IFRS 15 | IFRS 15 impacts
Disclosure of initial application of standards or interpretations [line items]
Cash			0	0
Cash equivalents			0	0
Trade and other receivables			9	11
Inventory			0	0
Contract assets			923	851
Contract costs			206	195
Prepaid expenses			0	0
Other current assets			0	0
Total current assets			1,138	1,057
Contract assets			400	357
Contract costs			162	151
Property, plant and equipment			(4)	(5)
Intangible assets			0	0
Deferred tax assets			0	0
Investments in associates and joint ventures			0	0
Other non-current assets			0	0
Goodwill			0	0
Total non-current assets			558	503
Total assets			1,696	1,560
Trade payables and other liabilities			0	0
Contract liabilities			97	71
Interest payable			0	0
Dividends payable			0	0
Current tax liabilities			0	0
Debt due within one year			0	0
Total current liabilities			97	71
Contract liabilities			34	34
Long-term debt			0	0
Deferred tax liabilities			423	393
Post-employment benefit obligations			0	0
Other non-current liabilities			0	0
Total non-current liabilities			457	427
Total liabilities			554	498
Contributed surplus			0	0
Accumulated other comprehensive (loss) income			0	0
Deficit			1,142	1,062
Total equity attributable to BCE shareholders			1,142	1,062
Non-controlling interest			0	0
Total equity			1,142	1,062
Total liabilities and equity			1,696	1,560
IFRS 15 | IFRS 15 impacts | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Shares			0	0
IFRS 15 | IFRS 15 impacts | Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares			0	0
IFRS 15 | Reclassifications
Disclosure of initial application of standards or interpretations [line items]
Cash			0	0
Cash equivalents			0	0
Trade and other receivables			(15)	(2)
Inventory			0	0
Contract assets			(91)	(113)
Contract costs			144	148
Prepaid expenses			(158)	(189)
Other current assets			(2)	(2)
Total current assets			(122)	(158)
Contract assets			31	26
Contract costs			124	124
Property, plant and equipment			0	0
Intangible assets			(47)	0
Deferred tax assets			0	0
Investments in associates and joint ventures			0	0
Other non-current assets			(143)	(113)
Goodwill			0	0
Total non-current assets			(35)	37
Total assets			(157)	(121)
Trade payables and other liabilities			(748)	(655)
Contract liabilities			596	574
Interest payable			0	0
Dividends payable			0	0
Current tax liabilities			0	0
Debt due within one year			0	0
Total current liabilities			(152)	(81)
Contract liabilities			167	169
Long-term debt			0	0
Deferred tax liabilities			0	0
Post-employment benefit obligations			0	0
Other non-current liabilities			(172)	(209)
Total non-current liabilities			(5)	(40)
Total liabilities			(157)	(121)
Contributed surplus			0	0
Accumulated other comprehensive (loss) income			0	0
Deficit			0	0
Total equity attributable to BCE shareholders			0	0
Non-controlling interest			0	0
Total equity			0	0
Total liabilities and equity			(157)	(121)
IFRS 15 | Reclassifications | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Shares			0	0
IFRS 15 | Reclassifications | Common shares
Disclosure of initial application of standards or interpretations [line items]
Shares			$ 0	$ 0